Deferred Policy Acquisition Costs and Deferred Reinsurance (Balance of and Changes in DAC) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Balance	$ 351,874	[1]	$ 308,744	[1]	$ 224,425	$ 244,218	$ 178,813
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	62,442		82,724		76,544
Amortization Expense	(19,290)		(18,198)		(6,688)
Amortization-All other					(11,431)
Change due to unrealized investment gains and losses					(12,813)
Other	(22)		0
Balance, end of period	351,874	[1]	308,744	[1]	$ 224,425
Transition adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance	(12,620)		18,445			21,714
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, end of period	(12,620)		18,445
Transition adjustments | Adjustment for implementation of ASU 2018-12
Deferred Policy Acquisition Cost [Line Items]
Balance						19,793
Term Life
Deferred Policy Acquisition Cost [Line Items]
Balance	70,213		62,091			51,527
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	14,911		17,427
Amortization Expense	(6,737)		(6,863)
Other	(52)		0
Balance, end of period	70,213		62,091
Term Life | Transition adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance						0
Variable / Universal Life
Deferred Policy Acquisition Cost [Line Items]
Balance	281,661		246,653			192,691
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	47,531		65,297
Amortization Expense	(12,553)		(11,335)
Other	30		0
Balance, end of period	$ 281,661		$ 246,653
Variable / Universal Life | Transition adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance						$ 21,714

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.